Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Barclays Capital Derivative Funding
   Address:  745 Seventh Avenue
             New York
             NY 10019, USA


           Form 13F File Number: 028-14600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Penry Jackson
                        Title: Managing Director
                        Phone: 001 212 526 2812

Signature, Place, and Date of Signing:

Penry Jackson, New York,US, November 14 , 2012


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC